7. Warrants (Details - Fair Value) - USD ($)	6 Months Ended	9 Months Ended	11 Months Ended
	Jun. 19, 2019	Sep. 24, 2018	Dec. 12, 2018
Warrant 1 [Member]
PV of exercise Share price		$ 1.00
Expected Volatility		102.00%
Risk Free Interest Rate		1.58%
Expected Term (years)		5 years
Expected Dividend Yield		0.00%
Warrant expiration date		Aug. 24, 2023
Fair value of warrants issued		$ 2,784,887
Warrants issued		5,000,000
Warrant 2 [Member]
PV of exercise Share price			$ 1.00
Expected Volatility			112.72%
Risk Free Interest Rate			2.70%
Expected Term (years)			1 year
Expected Dividend Yield			0.00%
Warrant expiration date			Dec. 12, 2019
Fair value of warrants issued			$ 4,370
Warrants issued			50,000
Warrant 3 [Member]
PV of exercise Share price	$ 0.30
Expected Volatility	100.34%
Risk Free Interest Rate	1.96%
Expected Term (years)	1 year
Expected Dividend Yield	0.00%
Warrant expiration date	Jun. 19, 2020
Fair value of warrants issued	$ 30,600
Warrants issued	250,000